Average Annual Total Returns	12 Months Ended
Sep. 30, 2011
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.60%
Five Years	1.50%
Ten Years	4.98%
Inception Date	Mar. 21, 1988
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.69%
Five Years	1.61%
Ten Years	5.09%
Inception Date	Aug. 13, 2001
Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.49%
Five Years	0.11%
Ten Years	1.50%
Inception Date	Mar. 11, 1992
Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.86%)
Five Years	2.78%
Since Inception	5.71%
Inception Date	Dec. 09, 2004
Return After Taxes on Distributions | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.13%
Five Years	0.82%
Ten Years	4.04%
Return After Taxes on Distributions | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.42%
Five Years	0.02%
Ten Years	1.44%
Return After Taxes on Distributions | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.03%)
Five Years	2.55%
Since Inception	5.48%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.48%
Five Years	1.18%
Ten Years	4.08%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.41%
Five Years	0.08%
Ten Years	1.27%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.32%)
Five Years	2.35%
Since Inception	4.92%
Russell 1000 Growth Index | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.64%
Five Years	2.50%
Ten Years	2.60%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.82%
Five Years	(0.04%)
Ten Years	3.93%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.82%
Five Years	(0.04%)
Ten Years	3.93%
MSCI US Prime Market 750 Index | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.65%
Five Years	0.16%
Since Inception	3.41%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.53%
Ten Years	none
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.53%
Ten Years	none
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.42%
Ten Years	5.51%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.42%
Ten Years	5.51%